Nature of Business and Liquidity - Additional Information (Detail) (USD $)				1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2013 Subsequent Events Private Placement
Organization And Nature Of Business [Line Items]
Accumulated deficit	$ (114,579,366)	$ (111,621,215)	$ (100,712,488)
Proceeds from a private placement				$ 29,600,000